CONSOLIDATED STATEMENTS OF CASH FLOWS (FY) - USD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Operating activities
Net loss	$ (1,906,592)	$ (20,292,903)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation	11,382	9,614
Deferred income tax, net	270,079	165,604
Other non-cash amounts included in net loss (see Non-cash financing activity)	0	(4,728,622)
(Increase)/decrease in operating assets:
Securities owned, net	0	23,783,998
Receivables from brokers and clearing organizations	(614,010)	166,554
Receivables from affiliates	(11,426)	(5,561)
Income taxes receivable	(101,876)	(2,500)
Other assets	(50,714)	137,955
Increase/(decrease) in operating liabilities:
Payable to affiliates	766,843	(542,285)
Income taxes payable	53,572	0
Compensation payable	(729,863)	1,086,022
Accrued expenses and other liabilities	(56,892)	(24,497)
Total adjustments	(462,905)	20,046,282
Net cash used in operating activities	(2,369,497)	(246,621)
Investing activities
Purchases of fixed assets	0	(60,255)
Net cash used in investing activities	0	(60,255)
Financing activities
Capital contribution	410,889	0
Return of capital	(3,300,000)	0
Issuance of common stock	515,000	180,000
Cash used in / provided by financing activities	(2,374,111)	180,000
Net increase (decrease) in cash and cash equivalents and restricted cash	(4,743,608)	(126,876)
Cash, cash equivalents and restricted cash at beginning of period	11,530,705	11,657,581
Cash, cash equivalents and restricted cash at end of period	6,787,097	11,530,705
Supplemental disclosures of cash flow information:
Cash (paid)/received for Income taxes	0	(4,000)
Cash received from Associated Capital Group, Inc. for Income taxes	723,019	1,257,279
Reconciliation to cash, cash equivalents and restricted cash
Cash and cash equivalents	6,587,097	11,330,705
Restricted cash: deposits from clearing organizations	200,000	200,000
Cash, cash equivalents and restricted cash at end of period	$ 6,787,097	$ 11,657,581